Inventories, Net	12 Months Ended
Mar. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES, NET

6.	INVENTORIES, NET

Inventories consisted of the following:

	As of March 31,
	2018	2019
	$	$

Raw materials	2,112	1,200
Work in progress	116	40
Finished goods	705	299
	2,933	1,539

Slow moving inventories amounting to $41, $45 and $419 were written off during the years ended March 31, 2017, 2018 and 2019, respectively.